Share Capital (Details Narrative)	1 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($) shares	Jul. 31, 2020 USD ($)	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2019 CAD ($)	Dec. 31, 2021 USD ($) shares	Oct. 09, 2020 $ / shares shares	Jul. 31, 2020 CAD ($) $ / shares shares	Jul. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)
Statement [Line Items]
Stock option exercises, shares | shares				3,228,182
Common stock shares | shares			7,461,450	743,187		7,461,450	112,340,434
Private equity placement for gross proceeds			$ 5,596,000
Share price per unit | $ / shares			$ 0.75	$ 4.29			$ 0.95
Warrant share price per unit | $ / shares			$ 1.20
Share issuances description			The expiry date of the warrants can be accelerated to 30 days with notice from the Company should the common shares trade after the expiry of the four-month hold period at a price equal to or greater than CAD$1.50 for 20 consecutive trading days.
Share issue costs			$ 211,000
Commissions			68,000
Other issuance costs			143,000
Stock option exercises, value				$ 7,799
Weighted average exercise price | $ / shares				$ 2.42
Equity reserves share capital				$ 4,690
Non flow through gross proceeds	$ 5,500,000
Flow-through shares subscription receipts sold | shares	2,750,000
Flow-through receipts for gross proceeds	$ 17,500,000
Subscription receipts sold | shares	5,000,000
Subscription receipts | shares	7,750,000
Equity reserves share capital			$ 18,640,000	11,521,000
September 2020 Offering
Statement [Line Items]
Share issue costs				1,518,000
Commissions				1,283,000
Other issuance costs				$ 235,000
February 2020 Offering
Statement [Line Items]
Share price per unit | $ / shares				$ 2.37
Share issue costs				$ 247,000
Commissions				59,000
Other issuance costs				$ 188,000
Shares issued | shares				6,333,984
Gross proceeds				$ 15,000,000
Bridge Loan
Statement [Line Items]
Common stock shares | shares								1,318,877	1,318,877
Share price per unit | $ / shares								$ 2.37
Principal loan					$ 3,000,000				$ 3,000,000
Accrued interest								$ 123,000
Interest rate		10.00%			10.00%
Accrued interest rate		5.00%
Loss on derecognition of loan		$ 65,000			$ 159,000
Net deferred taxes										$ 154
Fair value of debt										$ 2,912
Options
Statement [Line Items]
Weighted average exercise price | $ / shares			$ 1.46
Shares issued | shares			5,834			5,834
Gross proceeds			$ 5,000
Equity reserves share capital						$ 1,000
Warrants
Statement [Line Items]
Weighted average exercise price | $ / shares			$ 1.46
Shares issued | shares			101,042			101,042
Gross proceeds			$ 147,000
Equity reserves share capital						$ 12,000
Homestake Ridge
Statement [Line Items]
Share issue costs			$ 10,000
Shares issued | shares			328,767			328,767
Fair market value of shares issued			$ 300,000
Royalty percentage			2.00%